Details of treasury and other financial risks - Net debt and interest rate sensitivity (Detail) - Interest rate risk [member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Increase in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest decrease	[1],[2],[3]	€ (300)	€ (275)
Decrease in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest increase	[1],[2],[3]	301	276
Annualized net interest expense driven by 1% interest increase	[2],[4]	€ 11	€ 9

[1]	Fixed-rate long-term debt is excluding forward contracts.
[2]	The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity
[3]	The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31st, 2019, with all other variables (including foreign exchange rates) held constant.
[4]	The impact is based on the outstanding net cash position (after excluding fixed-rate debt) at December 31, 2019.